Transfers of Financial Assets (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Transfers and Servicing [Abstract]
Schedule of Loan Securitization Transfers, Whole Loan Sales and Participating Interests
The following table summarizes the loan securitization transfers qualifying for sale accounting treatment for the periods indicated. There were no home loan securitization transfers qualifying for sale accounting treatment during either of the periods presented and no personal loan securitization transfers qualifying for sale accounting treatment during the three months ended March 31, 2021.

	Three Months Ended March 31,
	2021	2020
Student loans
Fair value of consideration received:
Cash	$500,041	$1,990,657
Securitization investments	26,381	105,382
Servicing assets recognized	28,731	15,652
Total consideration	555,153	2,111,691
Aggregate unpaid principal balance and accrued interest of loans sold	526,126	2,043,265
Gain from loan sales	$29,027	$68,426
Personal loans
Fair value of consideration received:
Cash	$—	$307,819
Securitization investments	—	20,961
Deconsolidation of debt(1)	—	272,680
Servicing assets recognized	—	1,644
Total consideration	—	603,104
Aggregate unpaid principal balance and accrued interest of loans sold	—	561,223
Gain from loan sales(1)	$—	$41,881
_____________________
(1)Deconsolidation of debt reflects the impacts of previously consolidated VIEs that became deconsolidated during the period because we no longer held a significant financial interest in the underlying securitization entity. See Note 4 for further discussion of deconsolidations. The gain from loan sales excludes losses from deconsolidations of $5.1 million for the three months ended March 31, 2020, which are presented in noninterest income — securitizations in the Unaudited Condensed Consolidated Statements of Comprehensive Loss.
The following table summarizes the whole loan sales for the periods indicated:

	Three Months Ended March 31,
	2021	2020
Student loans
Fair value of consideration received:
Cash	$422,341	$225,523
Servicing assets recognized	4,858	2,233
Repurchase liabilities recognized	(79)	(42)
Total consideration	427,120	227,714
Aggregate unpaid principal balance and accrued interest of loans sold	413,090	218,594
Gain from loan sales	$14,030	$9,120
Home loans
Fair value of consideration received:
Cash	$696,197	$319,202
Servicing assets recognized	6,539	3,107
Repurchase liabilities recognized	(939)	(382)
Total consideration	701,797	321,927
Aggregate unpaid principal balance and accrued interest of loans sold	677,569	313,013
Gain from loan sales	$24,228	$8,914
Personal loans
Fair value of consideration received:
Cash	$811,252	$499,095
Servicing assets recognized	6,003	4,096
Repurchase liabilities recognized	(2,084)	(1,198)
Total consideration received	815,171	501,993
Aggregate unpaid principal balance and accrued interest of loans sold	782,529	481,328
Gain from loan sales	$32,642	$20,665

The following table summarizes the loan securitization transfers qualifying for sale accounting treatment for the years presented. There were no loan securitization transfers qualifying for sale accounting treatment of home loans during any of the years presented.

	Year Ended December 31,
	2020	2019	2018
Student loans
Fair value of consideration received:
Cash	$2,015,357	$4,542,431	$4,718,093
Securitization investments	130,807	239,698	266,399
Deconsolidation of debt(1)	458,375	—	—
Servicing assets recognized	19,903	42,826	38,179
Total consideration	2,624,442	4,824,955	5,022,671
Aggregate unpaid principal balance and accrued interest of loans sold	2,540,052	4,677,471	4,929,724
Gain from loan sales	$84,390	$147,484	$92,947
Personal loans
Fair value of consideration received:
Cash	$316,503	$397,962	$1,148,626
Securitization investments	20,961	111,556	82,056
Deconsolidation of debt(1)	414,261	1,464,920	—
Servicing assets recognized	2,086	11,229	4,218
Total consideration	753,811	1,985,667	1,234,900
Aggregate unpaid principal balance and accrued interest of loans sold	708,346	1,906,757	1,213,929
Gain from loan sales	$45,465	$78,910	$20,971
_____________________
(1)Deconsolidation of debt reflects the impacts of previously consolidated VIEs that became deconsolidated during the period because we no longer held a significant financial interest in the underlying securitization entity. See Note 5 for further discussion of deconsolidations.
The following table summarizes the whole loan sales for the years presented:

	Year Ended December 31,
	2020	2019	2018
Student loans
Fair value of consideration received:
Cash	$2,596,719	$1,399,921	$1,664,224
Servicing assets recognized	25,734	21,145	18,231
Repurchase liabilities recognized	(510)	(314)	(211)
Total consideration	2,621,943	1,420,752	1,682,244
Aggregate unpaid principal balance and accrued interest of loans sold	2,503,821	1,389,986	1,667,592
Gain from loan sales	$118,122	$30,766	$14,652
Home loans
Fair value of consideration received:
Cash	$2,173,709	$733,860	$925,265
Servicing assets recognized	20,440	5,724	2,688
Repurchase liabilities recognized	(3,034)	(1,720)	(299)
Total consideration	2,191,115	737,864	927,654
Aggregate unpaid principal balance and accrued interest of loans sold	2,101,895	726,379	919,693
Gain from loan sales	$89,220	$11,485	$7,961
Personal loans
Fair value of consideration received:
Cash	$1,285,689	$2,316,771	$2,196,881
Servicing assets recognized	8,429	31,138	22,789
Repurchase liabilities recognized	(3,535)	(2,948)	(6,437)
Total consideration received	1,290,583	2,344,961	2,213,233
Aggregate unpaid principal balance and accrued interest of loans sold	1,238,474	2,257,223	2,250,943
Gain (loss) from loan sales	$52,109	$87,738	$(37,710)

Year Ended December 31, 2018
Fair value of consideration received:
Cash	$91,946
Servicing assets recognized	3,163
Total consideration received	95,109
Aggregate unpaid principal balance and accrued interest of loans sold	91,976
Gain from participating interest sales	$3,133

Schedule of Transferred Loans with Continued Involvement but Not Recorded on Consolidated Balance Sheet
The following table presents information as of the dates indicated about the unpaid principal balances of transferred loans that are not recorded in our Unaudited Condensed Consolidated Balance Sheets, but with which we have a continuing involvement through our servicing agreements:

	Student Loans	Home Loans	Personal Loans	Total
March 31, 2021
Loans in repayment	$11,428,130	$3,075,495	$4,751,597	$19,255,222
Loans in-school/grace/deferment	23,375	—	—	23,375
Loans in forbearance	221,693	32,756	19,138	273,587
Loans in delinquency	67,532	2,679	90,374	160,585
Total loans serviced	$11,740,730	$3,110,930	$4,861,109	$19,712,769
Servicing fees collected	$9,025	$1,613	$9,490	$20,128
Charge-offs, net of recoveries	3,053	—	37,817	40,870
December 31, 2020
Loans in repayment	$12,059,702	$2,629,015	$4,796,404	$19,485,121
Loans in-school/grace/deferment	26,158	—	—	26,158
Loans in forbearance	275,659	46,357	35,677	357,693
Loans in delinquency	91,424	8,493	110,640	210,557
Total loans serviced	$12,452,943	$2,683,865	$4,942,721	$20,079,529
Servicing fees collected	$50,794	$4,499	$45,574	$100,867
Charge-offs, net of recoveries	16,999	—	197,927	214,926

The following table presents information as of the dates indicated about the unpaid principal balances of transferred loans that are not recorded in our Consolidated Balance Sheets, but with which we have a continuing involvement through our servicing agreements:

	Student Loans	Home Loans	Personal Loans	Total
December 31, 2020
Loans in repayment	$12,059,702	$2,629,015	$4,796,404	$19,485,121
Loans in-school/grace/deferment	26,158	—	—	26,158
Loans in forbearance	275,659	46,357	35,677	357,693
Loans in delinquency	91,424	8,493	110,640	210,557
Total loans serviced	$12,452,943	$2,683,865	$4,942,721	$20,079,529
Servicing fees collected	$50,794	$4,499	$45,574	$100,867
Charge-offs, net of recoveries	16,999	—	197,927	214,926
December 31, 2019
Loans in repayment	$13,119,596	$1,292,171	$6,153,313	$20,565,080
Loans in-school/grace/deferment	48,157	—	—	48,157
Loans in forbearance	56,767	—	12,922	69,689
Loans in delinquency	103,489	2,120	140,558	246,167
Total loans serviced	$13,328,009	$1,294,291	$6,306,793	$20,929,093
Servicing fees collected	$47,038	$2,635	$31,268	$80,941
Charge-offs, net of recoveries	27,740	—	233,628	261,368